Short-Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

Short-term investment comprised of the following:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	9,085	—	9,085	1,245
	—	9,085	—	9,085	1,245
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	43,158	—	43,158
	—	43,158	—	43,158

As of December 31, 2023 and 2024, the Company had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB43,158 and RMB9,085 (US$1,245), respectively. These wealth management products bear a highest expected rate of return ranging from 1.65% – 4.00%. For the years ended December 31, 2022, 2023 and 2024, the Company recorded investment income of RMB633, RMB1,101 and RMB1,452 (US$199) in the consolidated statements of income and comprehensive income, respectively.